Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission (Details) CLF in Millions	12 Months Ended
Dec. 31, 2024 CLF
January 15, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	January 15, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 3,100,000
Maturity date	May 01, 2028
Average rate	3.72%
January 16, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	January 16, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 900,000
Maturity date	May 01, 2028
Average rate	3.72%
January 31, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	January 31, 2024
Registration number in the Securities Registry	11/2015
Amount	CLF 600,000
Maturity date	Dec. 01, 2031
Average rate	3.20%
February 8, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	February 8, 2024
Registration number in the Securities Registry	11/2015
Amount	CLF 200,000
Maturity date	Dec. 01, 2032
Average rate	3.15%
March 15, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	March 15, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 910,000
Maturity date	Aug. 01, 2028
Average rate	3.25%
March 21, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	March 21, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 550,000
Maturity date	Aug. 01, 2028
Average rate	3.32%
March 22, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	March 22, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 350,000
Maturity date	Apr. 01, 2028
Average rate	3.29%
March 25, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	March 25, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 400,000
Maturity date	Aug. 01, 2028
Average rate	3.29%
March 26, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	March 26, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 350,000
Maturity date	May 01, 2035
Average rate	3.35%
March 27, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	March 27, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 100,000
Maturity date	Aug. 01, 2028
Average rate	3.24%
April 4, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	April 4, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 500,000
Maturity date	Apr. 01, 2028
Average rate	3.28%
April 12, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	April 12, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 250,000
Maturity date	Jul. 01, 2025
Average rate	3.10%
April 17, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	April 17, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 400,000
Maturity date	Jul. 01, 2025
Average rate	3.02%
May 8, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	May 8, 2024 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 850,000	[1]
Maturity date	Dec. 01, 2044	[1]
Average rate	3.49%	[1]
May 9, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	May 9, 2024 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 300,000	[1]
Maturity date	Dec. 01, 2044	[1]
Average rate	3.49%	[1]
May 17, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	May 17, 2024 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 150,000	[1]
Maturity date	Dec. 01, 2044	[1]
Average rate	3.46%	[1]
May 22, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	May 22, 2024 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 400,000	[1]
Maturity date	Dec. 01, 2044	[1]
Average rate	3.46%	[1]
June 4, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 4, 2024 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 1,000,000	[1]
Maturity date	Dec. 01, 2044	[1]
Average rate	3.55%	[1]
June 6, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 6, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 100,000
Maturity date	Jan. 01, 2032
Average rate	3.48%
June 10, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 10, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 100,000
Maturity date	Apr. 01, 2028
Average rate	3.20%
June 11, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 11, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 240,000
Maturity date	May 01, 2035
Average rate	3.53%
June 12, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	June 12, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 590,000
Maturity date	Apr. 01, 2029
Average rate	3.35%
July 9, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 9, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 350,000
Maturity date	Apr. 01, 2028
Average rate	3.29%
July 9, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 9, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 1,100,000
Maturity date	Apr. 01, 2029
Average rate	3.50%
July 9, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 9, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 50,000
Maturity date	Apr. 01, 2029
Average rate	3.49%
July 10, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 10, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 150,000
Maturity date	Apr. 01, 2029
Average rate	3.45%
July 11, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 11, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 1,050,000
Maturity date	Jan. 01, 2030
Average rate	3.47%
July 12, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 12, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 200,000
Maturity date	Jan. 01, 2030
Average rate	3.43%
July 18, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 18, 2024 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 200,000	[1]
Maturity date	Dec. 01, 2044	[1]
Average rate	3.50%	[1]
July 23, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 23, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 700,000
Maturity date	Apr. 01, 2029
Average rate	3.23%
July 24, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	July 24, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 500,000
Maturity date	Aug. 01, 2028
Average rate	3.04%
September 27, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 27, 2024
Registration number in the Securities Registry	11/2022
Amount	CLF 500,000
Maturity date	Jan. 01, 2032
Average rate	2.50%
September 30, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	September 30, 2024 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 2,100,000	[1]
Maturity date	Dec. 01, 2044	[1]
Average rate	2.36%	[1]
October 1, 2024 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Issue Date	October 1, 2024 (*)	[1]
Registration number in the Securities Registry	20240002	[1]
Amount	CLF 5,000,000	[1]
Maturity date	Dec. 01, 2040	[1]
Average rate	2.37%	[1]

[1]	The bonds have been registered under the Automatic Registration modality, with the registration number dated April 5, 2024.